CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
STATEMENTS OF CASH FLOWS
Cash and cash equivalents	$ 47,879,178	$ 38,107,922	$ 39,633,526	$ 21,808,279	$ 19,638,609
Restricted cash and cash equivalents	327,544,896	260,970,361	248,469,960	199,252,570	132,070,690
Total cash and cash equivalents and restricted cash and cash equivalents on the Condensed Consolidated Statements of Cash Flows	$ 375,424,074	$ 299,078,283	$ 288,103,486	$ 221,060,849	$ 151,709,299	$ 102,237,564